UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21658
                                                     ---------

          Credit Suisse Alternative Capital Long/Short Equity Fund, LLC
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          11 Madison Avenue, 13th Floor
                               New York, NY 10010
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000
          -------------------------------------------------------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2006
                                             -----------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.


CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY FUND, LLC (1)

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

     Investment in Credit Suisse Alternative Capital
     Long/Short Equity Master Fund, LLC,
     at value -- 99.97% (Cost $1,636,383)                          $ 1,739,697

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 0.03%                       522
                                                                   -----------
NET ASSETS -- 100.00%                                              $ 1,740,219
                                                                   ===========



(1) Invests the majority of its assets in Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC. The Schedule of Investments of the Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC is included below.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

--------------------------------------------------------------------------------

Equity Long/Short                        90.58%
Equity Market Neutral                     9.42%

--------------------------------------------------------------------------------


                                                                         PERCENTAGE
                                                                         OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1)(2)(3) 97.63%       LIQUIDITY (4)         CAPITAL            COST            FAIR VALUE (5)

EQUITY LONG/SHORT

Cantillon Europe, L.P.                                Quarterly             5.50%         $ 5,000,000          $ 5,858,592
Cycladic Catalyst Fund, L.P.                         Semi-annually          4.30%           4,000,000            4,585,320
Gandhara Fund, L.P.                                   Quarterly             6.47%           5,250,000            6,899,154
Glenview Institutional Partners, L.P.                 Quarterly             9.55%           8,680,772           10,178,004
Karsch Capital II, L.P.                               Quarterly             4.38%           2,685,244            4,673,733
Lansdowne UK Equity Fund, L.P.                         Monthly              6.74%           5,000,000            7,189,210
Narragansett I, L.P.
    Side Pocket                                          (6)                0.02%                  --               22,651
Optimal Japan Fund                                     Monthly              7.99%           5,964,572            8,524,562
Pennant Onshore Qualified, L.P.                       Quarterly             9.45%           8,370,786           10,078,196
Tech Vantage Qualified Partners, L.P.                    (a)                0.22%             133,809              237,659
Tosca                                                 Quarterly             9.06%           5,666,094            9,662,549
Viking Global Equity, L.P.                            Quarterly            10.12%           7,809,450           10,792,701
WF Asia Fund Limited                                   Monthly              3.26%           2,000,000            3,477,735
Westfield Life Sciences Fund II, L.P.
    Regular Interest                                  Quarterly             5.83%           4,292,202            6,211,158
    Side Pocket                                          (6)                0.15%              84,175              160,798
Whitney New Japan Fund, L.P.                          Quarterly             2.48%           2,710,000            2,645,732
ZA International Fund, L.P.                           Quarterly             2.92%           3,000,000            3,106,545
                                                                           -----          -----------          -----------
                                                                           88.44%          70,647,104           94,304,299
                                                                           -----          -----------          -----------

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------


                                                                         PERCENTAGE
                                                                         OF MEMBERS'
                                                     LIQUIDITY (4)         CAPITAL            COST            FAIR VALUE (5)

EQUITY MARKET NEUTRAL

Two Sigma Spectrum U.S. Fund, L.P.                    Quarterly             9.19%         $ 8,544,025         $  9,806,950
                                                                           -----          -----------         ------------


TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $79,191,129)                                                        104,111,249
                                                                                                              ------------

Other Assets, Less liabilities 2.37%                                                                             2,522,286
                                                                                                              ------------

MEMBERS' CAPITAL 100.00%                                                                                      $106,633,535
                                                                                                              ============

(a)  Portfolio Fund in liquidation.

(1)  Fair valued investments.

(2)  Securities are issued in private placement transactions and as such are restricted as to resale.

(3)  Non-income producing securities.

(4)  Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain investments are subject to lock-up provisions of up to 36 months.

(5)  The Registrant's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the managers of the Portfolio Funds (the "Portfolio Fund Managers"). The Registrant's Board of Managers (the "Board") has
     approved procedures pursuant to which the Registrant values its investments in Portfolio Funds at fair value. The fair value of the Registrant's interest in a Portfolio Fund will represent the amount that the Registrant could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed) from a Portfolio Fund or from a third party if the Registrant's interest was redeemed or sold at the time of valuation, based on information available at that time, which the Investment Adviser reasonably believes to be reliable. In accordance with the
     Registrant's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the
     Portfolio Fund or the Portfolio Fund's administrator to the Registrant or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund
     Managers, neither the Investment Adviser nor the Board will be able to confirm independently the accuracy of valuation calculations provided by the Portfolio Fund Managers.

(6)  Side pocket investments are not redeemable until they are realized or converted to regular interests in the Portfolio
     Fund by the Portfolio Fund Manager.

Item 2. Controls and Procedures.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Credit Suisse Alternative Capital Long/Short Equity Fund, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date      February 27, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date      February 27, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Edward Poletti
                         -------------------------------------------------------
                           Edward Poletti, Chief Financial Officer and Treasurer (principal financial officer)

Date      March 1, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.